Loans Receivable, Net - Components of Loans Receivable in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Real estate loans
Total loans, gross	$ 562,494	$ 545,839
Deferred loan cost, net of fees	(445)	(286)
Less allowance for loan losses	(5,700)	(6,289)
Total loans	$ 556,349	$ 539,264
Loans and Leases Receivable in Percentage	100.00%	100.00%
Land [Member]
Real estate loans
Total loans, gross	$ 22,453	$ 26,654
Multi-Family [Member]
Real estate loans
Total loans, gross	24,725	25,991
Real Estate Loans [Member]
Real estate loans
Total loans, gross	$ 455,427	$ 457,247
Loans and Leases Receivable in Percentage	81.00%	83.80%
Real Estate Loans [Member] | Land [Member]
Real estate loans
Total loans, gross	$ 22,453	$ 26,654
Loans and Leases Receivable in Percentage	4.00%	4.90%
Real Estate Loans [Member] | Multi-Family [Member]
Real estate loans
Total loans, gross	$ 24,725	$ 25,991
Loans and Leases Receivable in Percentage	4.40%	4.80%
Consumer Loans [Member]
Real estate loans
Total loans, gross	$ 20,324	$ 14,438
Less allowance for loan losses	$ (358)	$ (494)
Loans and Leases Receivable in Percentage	3.60%	2.60%
Commercial Loans [Member]
Real estate loans
Total loans, gross	$ 86,743	$ 74,154
Less allowance for loan losses	$ (623)	$ (504)
Loans and Leases Receivable in Percentage	15.40%	13.60%
Total Other Loans [Member]
Real estate loans
Total loans, gross	$ 107,067	$ 88,592
Loans and Leases Receivable in Percentage	19.00%	16.20%
One-to-Four Family Mortgages [Member]
Real estate loans
Total loans, gross	$ 145,999	$ 150,551
One-to-Four Family Mortgages [Member] | Real Estate Loans [Member]
Real estate loans
Total loans, gross	$ 145,999	$ 150,551
Loans and Leases Receivable in Percentage	26.00%	27.60%
Home Equity Line of Credit [Member]
Real estate loans
Total loans, gross	$ 33,644	$ 34,238
Home Equity Line of Credit [Member] | Real Estate Loans [Member]
Real estate loans
Total loans, gross	$ 33,644	$ 34,238
Loans and Leases Receivable in Percentage	6.00%	6.30%
Construction [Member]
Real estate loans
Total loans, gross	$ 34,878	$ 24,241
Construction [Member] | Real Estate Loans [Member]
Real estate loans
Total loans, gross	$ 34,878	$ 24,241
Loans and Leases Receivable in Percentage	6.20%	4.40%
Farmland [Member]
Real estate loans
Total loans, gross	$ 42,246	$ 42,874
Farmland [Member] | Real Estate Loans [Member]
Real estate loans
Total loans, gross	$ 42,246	$ 42,874
Loans and Leases Receivable in Percentage	7.50%	7.80%
Non-Residential Real Estate [Member]
Real estate loans
Total loans, gross	$ 149,711	$ 150,596
Non-Residential Real Estate [Member] | Real Estate Loans [Member]
Real estate loans
Total loans, gross	$ 149,711	$ 150,596
Loans and Leases Receivable in Percentage	26.60%	27.60%
Second Mortgages (Closed End) [Member] | Real Estate Loans [Member]
Real estate loans
Total loans, gross	$ 1,771	$ 2,102
Loans and Leases Receivable in Percentage	0.30%	0.40%